TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
TRADE RECEIVABLES

20.	TRADE RECEIVABLES

	2023	2022

Trade receivables	6,225.8	5,737.5
Bad debt provision	(721.0)	(679.1)
Net, trade receivables	5,504.8	5,058.4
Related parties (Note 30)	236.7	290.7
Total current trade receivables	5,741.5	5,349.1

The details of the aging of the Company’s current trade receivables are as follows:

	2023			2022
	Trade receivables	Bad debt provision	Trade receivables, net	Trade receivables	Bad debt provision	Trade receivables, net
No past due	5,129.5	-	5,129.5	4,573.0	-	4,573.0
Past due – within 30 days	283.4	-	283.4	343.8	-	343.8
Past due – between 31 - 60 days	66.3	-	66.3	100.5	(0.3)	100.2
Past due – between 61 - 90 days	33.2	(7.7)	25.5	49.4	(10.8)	38.6
Past due – between 91 - 180 days	6.5	(6.4)	0.1	19.3	(16.5)	2.8
Past due – between 181 - 360 days	46.6	(46.6)	-	40.2	(40.2)	-
Past due over 360 days	660.3	(660.3)	-	611.3	(611.3)	-
Net carrying amount as of December 31,	6,225.8	(721.0)	5,504.8	5,737.5	(679.1)	5,058.4

The changes of the estimated loss for doubtful debts, are as follows:

	2023	2022
Beginning balance	(679.1)	(668.3)
Effects of movements in foreign exchange in the balance sheet	12.3	14.0
Additions	(103.6)	(47.0)
Reversals	8.3	1.7
Write-off	41.1	20.5
Final balance	(721.0)	(679.1)

The Company’s exposure to credit risks, currency and interest rate risks is disclosed in Note 28 - Financial instruments and risks.

Accounting policies

Trade receivables are amounts due from customers for goods sold or services performed in the ordinary course of business. Trade receivables are recognized initially at the amount of the unconditional consideration, unless they contain significant financing components, in which case they are recognized at fair value.

The Company applies the IFRS 9 simplified approach to measuring expected credit losses whereby impairment allowances for trade receivables are measured upon initial recognition on the basis of the expected 12-month credit losses. This is primarily based on past experience of credit losses, current data on overdue receivables and credit score information. Prospective information (such as forecast economic performance indicators) is also taken into consideration if, based on past experience, such indicators show a strong correlation with actual credit losses. Typically trade receivables which are outstanding for more than 90 days are fully provisioned.

If security receiving deadline is equal or less than a year, trade receivables are categorized in current assets. Otherwise, its disclosed in non-current assets.